Share Capital (Share Trusts) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share purchases by Share Units Plan Share Trusts
Amount of purchase	$ 33	$ 38	$ 55
Share Units Plan [Member]
Share purchases by Share Units Plan Share Trusts
Share purchases by Share Trusts (in shares)	0.0	0.4	0.5
Weighted-average price per share (in dollars per share)	$ 0	$ 104.87	$ 102.17
Amount of purchase	$ 0	$ 38	$ 55
Share settlements by Share Units Plan Share Trusts
Number of common shares (in shares)	0.5	0.4	0.3
Weighted-average price per share (in dollars per share)	$ 88.23	$ 84.53	$ 77.99
Share settlements by Share Trusts	$ 45	$ 31	$ 24